CONFIDENTIAL TREATMENT

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Berkshire Hathaway Inc.
Address: 1440 Kiewit Plaza
Omaha, NE 68131

Form 13F File Number: 28-4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Marc D. Hamburg
Title: Vice President
Phone: 402-346-1400

Signature, Place, and Date of Signing:

Marc D. H.	Omaha, NE	February 13, 2000
[Signature]	[City, State]	[Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[✓] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number	Name
28-5194	General Re - New England Asset Management, Inc.

CONFIDENTIAL TREATMENT

Form 13F SUMMARY PAGE

CONFIDENTIAL

Report Summary:

Number of Other Included Managers: 18

Form 13F Information Table Entry Total: 23

Form 13F Information Table Value Total: $ 5,946,336 (thousands)

Confidential Information has been omitted from the public Form 13F and filed separately with the Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.	Form 13F File Number	Name
1.	28-5678	Berkshire Hathaway Life Insurance Co. of Nebraska
2.	28-5676	BHG Life Insurance Co.
3.	28-719	Blue Chip Stamps
4.	28-554	Buffett, Warren E.
5.	28-1517	Columbia Insurance Co.
6.	28-2226	Cornhusker Casualty Co.
7.	28-6102	Cypress Insurance Co.
8.	28-852	GEICO Corp.
9.	28-101	Government Employees Ins. Corp.
10.	28-1066	National Fire & Marine
11.	28-718	National Indemnity Co.
12.	28-5006	National Liability & Fire Ins. Co.
13.	28-6104	Nebraska Furniture Mart
14.	28-717	OBH Inc.
15.	28-2740	Plaza Investment Managers
16.	28-1357	Wesco Financial Corp.
17.	28-3091	Wesco Financial Ins. Co.
18.	28-3105	Wesco Holdings Midwest, Inc.

CONFIDENTIAL

CONFIDENTIAL TREATMENT

BERKSHIRE HATHAWAY INC.
Form 13F Information Table
December 31, 2000

Column 1 Name of Issuer	Column 2 Title of Class	Column 3 CUSIP Number	Column 4 Market Value (In Thousands)	Column 5 Shares or Principal Amount	Column 6 Investment Discretion (a) Sole	Column 6 (b) Shared - Defined	Column 6 (c) Shared-Other	Column 7 Other Managers	Column 8 Voting Authority (a) Sole	Column 8 (b) Shared	Column 8 (c) None
Costco Wholesale Corp.	Com	22160K 10 5	879,479	22,020,000		X		4, 11, 14	22,020,000		
Federal Home Ln Mtg Corp.	Com	313400 30 1	145,788	2,116,550		X		4, 11, 14	2,116,550		
First Data Corporation	Com	319963 10 4	405,429	7,694,900		X		4, 8, 9, 11, 14, 15	7,694,900		
			44,785	850,000		X		4, 8, 11, 14, 15	850,000		
Gap Inc.	Com	364760 10 8	204,000	8,000,000		X		4, 8, 9, 11, 14, 15	8,000,000		
GPU Inc.	Com	36225X 10 0	181,153	4,921,300		X		4, 11, 14	4,921,300		
General Dynamics Corp.	Com	369550 10 8	17,330	222,177		X		4, 10, 14	222,177		
Nike Inc.	Com	654106 10 3	280,690	5,029,100		X		4, 8, 9, 11, 14, 15	5,029,100		
			29,302	525,000		X		4, 8, 11, 14, 15	525,000		
Nucor Corp.	Com	670340 10 5	137,955	3,475,800		X		4, 11, 14	3,475,800		
Ross Stores Inc.	Com	778296 10 3	14,517	860,000		X		4, 8, 9, 11, 14, 15	860,000		
US Bancorp	Com	911596 10 4	147,603	5,056,629		X		4, 8, 11, 14, 15	5,056,629		
			146,381	5,014,771		X		4, 8, 9, 11, 14, 15	5,014,771		
			202,645	6,942,279		X		4, 11, 14	6,942,279		
			42,353	1,450,956		X		4, 5, 14	1,450,956		
Wells Fargo & Co. Del	Com	949746 10 1	708,844	12,728,390		X		4, 5, 14	12,728,390		
			8,353	150,000		X		4, 7, 14	150,000		
			56,893	1,021,600		X		4, 3, 14, 16, 17, 18	1,021,600		
			6,737	120,970		X		4, 10, 14	120,970		
			33,685	604,860		X		4, 13, 14	604,860		
			77,632	1,394,000		X		4, 12, 14	1,394,000		
			47,337	850,000		X		4, 14	850,000		
			2,127,445	38,201,560		X		4, 11, 14	38,201,560		
	GRAND TOTAL		$5,946,336								